SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Property, Plant and Equipment Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2013
Computer and Transmission Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Office Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years